Loans Receivable, Net - Allowance for Loan Loss Account by Loan (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	$ 5,700	$ 6,289	$ 8,682
Charge off	(1,468)	(1,867)	(1,232)
Recovery	639	227	1,112
General Provision	(108)	295	(1,846)
Specific Provision	1,349	756	(427)
Ending balance	6,112	5,700	6,289
Multi-Family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	227	85	466
Charge off	(421)
General Provision	323	4	(381)
Specific Provision	283	138
Ending balance	412	227	85
One-to-Four Family Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	1,030	1,198	2,048
Charge off		(143)	(233)
Recovery	167	39	24
General Provision	(118)	(176)	(304)
Specific Provision	(227)	112	(337)
Ending balance	852	1,030	1,198
Home Equity Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	201	181	218
Charge off	(30)	(92)	(83)
Recovery	14	10	3
General Provision	59	20	(37)
Specific Provision	16	82	80
Ending balance	260	201	181
Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	377	146	88
Charge off			(139)
Recovery			9
General Provision	(100)	231	58
Specific Provision			130
Ending balance	277	377	146
Land [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	1,379	1,123	1,305
Charge off		(911)
General Provision	(586)	850	(74)
Specific Provision	967	317	(108)
Ending balance	1,760	1,379	1,123
Non-Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	1,139	2,083	2,719
Charge off		(222)	(66)
Recovery	10	2	864
General Provision	(41)	(944)	(1,368)
Specific Provision	(144)	220	(66)
Ending balance	964	1,139	2,083
Farmland [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	358	461	510
General Provision	420	500	542
Specific Provision		(603)	(591)
Ending balance	778	358	461
Junior Liens [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	8	14	39
Recovery	14	4	9
General Provision		(6)	(25)
Specific Provision	(14)	(4)	(9)
Ending balance	8	8	14
Consumer Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	358	494	541
Charge off	(422)	(298)	(415)
Recovery	293	118	109
General Provision	(187)	(123)	(13)
Specific Provision	166	167	272
Ending balance	208	358	494
Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	623	504	748
Charge off	(595)	(201)	(296)
Recovery	141	54	94
General Provision	122	(61)	(244)
Specific Provision	302	327	202
Ending balance	$ 593	$ 623	$ 504